As filed with the Securities and Exchange Commission on December 18, 2015

Registration No. 333-61366

811-10385

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                              ☐

Post-Effective Amendment No. 120 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 124 ☒

(Check appropriate box or boxes)

Pacific Funds Series Trust

(formerly named Pacific Life Funds)

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3233

Audrey L. Cheng, Esq.

Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

It is proposed that this filing will become effective (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b)

☒  on December 23, 2015 pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on (date) pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 120 to the Registration Statement for Pacific Funds Series Trust (the “Registrant”) incorporates by reference the prospectuses, Statement of Additional Information and Part C that are contained in the Registrant’s PEA No. 119, which was filed with the Securities and Exchange Commission on October 4, 2015. Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this PEA No. 120 is filed solely for the purpose of designating December 23, 2015 as the new effective date of PEA No. 119.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 120 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California, on this 18th day of December, 2015.

PACIFIC FUNDS SERIES TRUST

By:	/s/ Audrey L. Cheng
Audrey L. Cheng,
Vice President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 120 to the Registration Statement of Pacific Funds Series Trust has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

	Chairman and Trustee	December 18, 2015
James T. Morris*	(Principal Executive Officer)

	Chief Executive Officer	December 18, 2015
Mary Ann Brown*

	Vice President and Treasurer	December 18, 2015
Brian D. Klemens*	(Principal Financial and Accounting Officer)

	Trustee	December 18, 2015
Gale K. Caruso*

	Trustee	December 18, 2015
Lucie H. Moore*

	Trustee	December 18, 2015
G. Thomas Willis*

	Trustee	December 18, 2015
Frederick L. Blackmon*

	Trustee	December 18, 2015
Nooruddin S. Veerjee*

*By: /s/ Audrey L. Cheng		December 18, 2015
Audrey L. Cheng, as attorney-in-fact pursuant to power of attorney filed herewith

Pacific Funds Series Trust

Power of Attorney

The undersigned trustees and officers of Pacific Funds Series Trust (the “Trust”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Jeffrey S. Puretz, Anthony Zacharski, Greg Larson, Mark Karpe, Audrey L. Cheng, Laurene E. MacElwee, Howard T. Hirakawa, and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Trust and each series of the Trust, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Trust to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Trust and each series of the Trust, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Trust related to the above.

The undersigned trustees and officers of Pacific Funds Series Trust hereby execute this Power of Attorney effective the 17th day of September, 2015.

NAME	TITLE

/s/ James T. Morris	Chairman and Trustee
James T. Morris

/s/ Mary Ann Brown
Mary Ann Brown	Chief Executive Officer

/s/ Eddie Tung	Vice President and Treasurer
Eddie Tung

/s/ Frederick L. Blackmon	Trustee
Frederick L. Blackmon

/s/ Lucie H. Moore	Trustee
Lucie H. Moore

/s/ G. Thomas Willis	Trustee
G. Thomas Willis

/s/ Nooruddin S. Veerjee	Trustee
Nooruddin S. Veerjee

/s/ Gale K. Caruso	Trustee
Gale K. Caruso